FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Statement [Line Items]
Accounts Payable And Accrued Liabilities	$ 9,923	$ 11,867
Equipment Loans	110	$ 195
1-5 years [member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	0
Minimum rental and lease payments	1,173
Equipment Loans	113
Finance Lease Obligations	1,731
Total	3,017
More Than 5 Years [Member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	0
Minimum rental and lease payments	3,747
Equipment Loans	0
Finance Lease Obligations	0
Total	3,747
Less Than One Year [Member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	9,923
Due to related parties	173
Minimum rental and lease payments	199
Equipment Loans	182
Finance Lease Obligations	1,860
Total	12,337
Financial Instruments [Member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	9,923
Due to related parties	173
Minimum rental and lease payments	5,119
Equipment Loans	295
Finance Lease Obligations	3,591
Total	$ 19,101